Other Operating and Non-Operating Expenses	12 Months Ended
Dec. 31, 2015
Other Income and Expenses [Abstract]
Other Operating and Non-Operating Expenses

13. Other Operating and Non-Operating Expenses

The components of the line item ‘Other operating expense’ in the Combined Statements of Operations for the years ended December 31, 2015, 2014, and 2013, are summarized as follows:

(in millions)	2015	2014	2013
Amortization expense	$31.4	$31.8	$31.4
Asset impairments	9.0	1.1	—
Restructuring expense	4.6	2.6	2.9
Separation expense	4.3	—	—
Other expense (income)	0.9	0.4	(0.8)

Total other operating expense	$50.2	$35.9	$33.5

The components of the line item ‘Other income (expense) - net’ in the Combined Statements of Operations for the years ended December 31, 2015, 2014, and 2013, are summarized as follows:

(in millions)	2015	2014	2013
Gain on sale of Kysor Panel Systems	$9.9	$—	$—
Gain on sale of investment property	5.4	—	—
Gain on acquisition of Thailand joint venture	4.9	—	—
Other (1)	1.8	(0.6)	0.7

Other income (expense) - net	$22.0	$(0.6)	$0.7

(1)	Other consists primarily of foreign currency gains and losses.

The sale of Kysor Panel Systems is discussed further in Note 4, “Discontinued Operations and Divestitures.” The acquisition of the Thailand joint venture is discussed further in Note 3, “Acquisitions.”